RECLAMATION BONDS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RECLAMATION BONDS [Text Block]

11. RECLAMATION BONDS

Reclamation bonds are held as security towards future exploration work and the related future potential cost of reclamation of the Company’s land and unproven mineral interests. Once reclamation of the properties is complete, the bonds will be returned to the Company.

	December 31, 2017	December 31, 2016
Australia - various properties	$-	$67,694
Sweden - various properties	12,625	8,043
Turkey - various properties	5,669	26,362
U.S.A - various properties	497,454	537,328
Total	$515,748	$639,427